Warrants (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Warrant [Line Items]
Warrant exercisable to purchase price per share (in Dollars per share) | $ / shares	$ 0.01
Warrant Expire Term	5 years
Sale price per share (in Dollars per share) | $ / shares	$ 18
Ordinary shares of trading days	10 days
Warrant [Member]
Warrant [Line Items]
Warrants outstanding	6,016,125
Public Warrants [Member]
Warrant [Line Items]
Warrants outstanding	5,750,000
Warrants exercisable share	11.5
Private Warrants [Member]
Warrant [Line Items]
Warrants outstanding	266,125
Warrant exercisable to purchase price per share (in Dollars per share) | $ / shares	$ 11.5